Worldwide Developing Resources Portfolio as of August 31, 1997

PORTFOLIO OF INVESTMENTS
(Expressed in United States Dollars)


Common Stocks -- 82.7%

Security                                        Shares             Value
--------------------------------------------------------------------------------
Metals - Gold -- 25.4%
--------------------------------------------------------------------------------
Argosy Mining Corp.*                            100,000            $    54,010
Ashanti Goldfields Co., Ltd.*                     8,889                 90,821
Barrick Gold Corp.*                              15,000                341,250
Bema Gold Corp.                                  20,000                105,000
Cambior Inc.                                     17,000                182,750
Canarc Resource Corp.                           150,000                 63,735
Crystallex International Corp.*                 150,000                740,625
Dayton Mining Corp.                             100,000                318,750
Eldorado Gold Corp., Ltd.*                       60,000                168,941
Etruscan Enterprises, Ltd.                      150,000                669,795
Getchell Gold Corp.                              15,000                510,000
Global Pacific Minerals, Inc.                   200,000                144,040
Golden Gram Resources, Inc.                     250,000                288,075
Gran Colombia Resources, Inc.*                  100,000                 23,764
Greenstone Resources, Ltd.                       50,000                475,000
International Ballatar Resources Inc.           300,000                408,360
Intrepid Minerals Corp.                         300,000                101,537
Kazakhstan Minerals Corp.                        40,000                 42,000
Meridian Gold                                   120,000                535,836
Minorca Resources Inc.                           50,000                 45,010
Nevada Pacific Mining Co.+++                     40,000                300,000
Queenstake Resources, Ltd.                      150,000                187,965
Repadre Capital Corp.                            70,000                378,112
Rio Narcea Gold Mines Ltd.*                     120,000                380,268
Romarco Minerals, Inc.*                         100,000                298,851
South Pacific Resources Corp.*                  100,000                 32,410
Southwestern Gold Corp.*                         40,000                239,112
Steppe Gold Resources, Ltd.                     200,000                 60,480
Sutton Resources Ltd.                            20,000                189,418
Tombstone Explorations Co., Ltd.*               225,000                259,268
Triton Mining Corp.                              80,000                115,232
TVX Gold, Inc.                                   50,000                259,375
--------------------------------------------------------------------------------
                                                                   $ 8,009,790
--------------------------------------------------------------------------------

Metals - Industrial -- 13.6%
--------------------------------------------------------------------------------
AMT International Mining Corp.*                 817,200            $   517,860
Billiton, PLC                                    75,000                291,870
Colossal Resources Corp.                        120,000                138,744
Corriente Resources, Inc.*                      159,500                287,180
First Quantum Minerals                          100,000                276,560
Freeport McMoran Copper & Gold, Inc.             16,300                436,025
Inco, Ltd.                                        5,600                151,550
Ispat International                              15,000                402,188
Nucor Corp.                                       5,000                283,438
Oregon Metallurgical                             30,000                660,000
Steel Dynamics                                   20,000                505,000
Tiomin Resources, Inc.*                         200,000                316,880
--------------------------------------------------------------------------------
                                                                   $ 4,267,295
--------------------------------------------------------------------------------

Metals and Minerals -- 2.6%
--------------------------------------------------------------------------------
Diamondworks, Ltd.+++                           150,000            $   175,005
Namibian Minerals Corp.                          75,000                276,563
Potash Corp. of Saskatchewan                      5,000                369,688
--------------------------------------------------------------------------------
                                                                   $   821,256
--------------------------------------------------------------------------------

Oil and Gas - Equipment and Services -- 1.1%
--------------------------------------------------------------------------------
Noble Drilling Corp.                             12,000            $   341,250
--------------------------------------------------------------------------------
                                                                   $   341,250
--------------------------------------------------------------------------------

Oil and Gas - Exploration and Production -- 39.5%
--------------------------------------------------------------------------------
Abacan Resources Corp.                           85,000            $   233,750
American Exploration Co.                         60,000              1,012,500
Anadarko Petroleum Corp.                         10,700                785,781
Arakis Energy Corp.                             200,000                725,000
Beau Canada Exploration, Ltd.*                  170,000                389,351
Cairn Energy USA, Inc.                           60,000                686,250
Coho Energy Inc.                                 75,000                731,250
Enserch Exploration, Inc.                        35,000                315,000
Evergreen Resources, Inc.                        15,000                202,500
FX Energy, Inc.                                  70,000                638,750
Harcor Energy Inc.                              135,000                683,438
Mercantile International Petroleum*             400,000                384,000
Meridian Resource Corp.                          50,000                546,875
Nevsun Resources, Ltd.                           40,000                149,804
Pease Oil and Gas Co.                           150,000                375,000
Petsec Energy Ltd., ADR                          28,000                682,500
Probe Exploration Inc.                          100,000                316,890
Ranger Oil Ltd.                                  75,000                726,563
Seven Seas Petroleum Co.*                        45,000                612,000
Swift Energy Co.                                 25,000                648,438
TransTexas Gas Corp.                             17,000                244,375
Triton Energy Ltd.                                8,700                334,950
Tusk Energy, Inc.*                              400,000                409,030
United Meridian Corp.                             5,000                195,938
Vastar Resources Inc.                            10,000                426,875
--------------------------------------------------------------------------------
                                                                   $12,456,808
--------------------------------------------------------------------------------

                       See notes to financial statements

Worldwide Developing Resources Portfolio as of August 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)

Security                                        Shares             Value
--------------------------------------------------------------------------------

Paper and Forest Products -- 0.5%
--------------------------------------------------------------------------------
Saint Laurent Paperboard Inc.                    10,000            $   170,309
--------------------------------------------------------------------------------
                                                                   $   170,309
--------------------------------------------------------------------------------

Total Common Stocks
    (identified cost $26,318,377)                                  $26,066,708
--------------------------------------------------------------------------------
Warrants -- 2.6%

Security                                        Shares             Value
--------------------------------------------------------------------------------
Metals - Gold -- 1.8%
--------------------------------------------------------------------------------
Argosy Mining Corp.                              50,000            $        --
Black Swan Gold Mines, Ltd.                     200,000                115,364
Canarc Resource Corp.                            75,000                     --
Etruscan Enerprises, Ltd.                       100,000                140,477
Golden Gram Resources, Inc.                     250,000                     --
Gran Colombia Resources, Inc.                    50,000                     --
Intrepid Minerals Corp.                         150,000                     --
Minorca Resources Inc.                           12,500                     --
Queenstake Resources, Ltd.                       75,000                     --
Quincunx Gold Exploration+++*                   300,000                324,056
Steppe Gold Resources, Ltd.                     100,000                     --
--------------------------------------------------------------------------------
                                                                   $   579,897
--------------------------------------------------------------------------------

Metals - Industrial -- 0.2%
--------------------------------------------------------------------------------
First Quantum Minerals                           50,000            $        --
Panorama Resources                              400,000                 54,394
--------------------------------------------------------------------------------
                                                                   $    54,394
--------------------------------------------------------------------------------

Metals and Minerals -- 0.6%
--------------------------------------------------------------------------------
Diamondworks, Ltd.                              150,000            $   174,990
--------------------------------------------------------------------------------
                                                                   $   174,990
--------------------------------------------------------------------------------

Oil and  Gas - Exploration and Production -- 0.0%
--------------------------------------------------------------------------------
Seven Seas Petroleum Co.                          5,000            $        --
--------------------------------------------------------------------------------

Total Warrants (identified cost $1,038,604)                        $   809,281
--------------------------------------------------------------------------------
Commercial Paper -- 10.8%
                                               Principal
                                               Amount
Security                                       (000 omitted)       Value
--------------------------------------------------------------------------------
Ford Motor Credit Co., 5.53%, 9/3/97           $  1,079            $ 1,078,337
General Electric Capital Corp., 5.6%, 9/2/97        320                319,851
Norwest Financial Inc., 5.55%, 9/3/97             1,000                999,383
Prudential Funding Corp., 5.54%, 9/3/97           1,000                999,384
--------------------------------------------------------------------------------

Total Commercial Paper
    (amortized cost $3,396,955)                                    $ 3,396,955
--------------------------------------------------------------------------------

Total Investments -- 96.1%
    (identified cost $30,753,936)                                  $30,272,944
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 3.9%                             $ 1,235,918
--------------------------------------------------------------------------------

Net Assets -- 100%                                                 $31,508,862
--------------------------------------------------------------------------------

ADR -- American Depositary Receipt
*   Foreign Security
+++ Restricted Security

                       See notes to financial statements

Worldwide Developing Resources Portfolio as of August 31, 1997

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of August 31, 1997
(Expressed in United States Dollars)
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $30,753,936)                           $30,272,944
Cash                                                                 400
Receivable for investments sold                                2,546,949
Interest and dividends receivable                                  2,325
Deferred organization expenses (Note 1F)                          13,812
--------------------------------------------------------------------------------
Total assets                                                 $32,836,430
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                            $ 1,292,860
Accrued expenses                                                  34,708
--------------------------------------------------------------------------------
Total liabilities                                            $ 1,327,568
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest
    in Portfolio                                             $31,508,862
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and                  $31,989,854
    withdrawals
Net unrealized depreciation of investments (computed
    on the basis of identified cost)                            (480,992)
--------------------------------------------------------------------------------
Total                                                        $31,508,862
--------------------------------------------------------------------------------


Statement of Operations


For the period ended
August 31, 1997 *
(Expressed in United States Dollars)
Investment Income (Note 1G)
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $2,310)                     $    19,005
Interest income                                                   18,374
--------------------------------------------------------------------------------
Total income                                                 $    37,379
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                              $    81,301
Custodian fee (Note 1I)                                           21,786
Legal and accounting services                                     17,696
Amortization of organization expenses (Note 1F)                    1,188
Miscellaneous                                                      7,733
--------------------------------------------------------------------------------
Total expenses                                               $   129,704
--------------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee (Note 1I)                     $     4,064
--------------------------------------------------------------------------------
Total expense reductions                                     $     4,064
--------------------------------------------------------------------------------

Net expenses                                                 $   125,640
--------------------------------------------------------------------------------

Net investment loss                                          $   (88,261)
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)          $   844,696
    Foreign currency translations                                 (4,744)
--------------------------------------------------------------------------------
Net realized gain on investments                             $   839,952
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                      $  (480,992)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)         $  (480,992)
--------------------------------------------------------------------------------


Net realized and unrealized gain on investments              $   358,960
--------------------------------------------------------------------------------


Net increase in net assets resulting from operations         $   270,699
--------------------------------------------------------------------------------


* For the period from the start of business April 10, 1997, to August 31, 1997.

                       See notes to financial statements

Worldwide Developing Resources Portfolio as of August 31, 1997

FINANCIAL STATEMENTS CONT'D

Statement of Changes in Net Assets  (Expressed in United States Dollars)


Increase (Decrease)                                   For the period ended
in Net Assets                                         August 31, 1997 *
--------------------------------------------------------------------------------
From operations --
    Net investment loss                                      $   (88,261)
    Net realized gain on investments                             839,952
    Net change in unrealized                                    (480,992)
        appreciation (depreciation)
--------------------------------------------------------------------------------

Net increase in net assets from operations                   $   270,699
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                                            $38,738,578
    Withdrawals                                               (7,500,415)
--------------------------------------------------------------------------------

Net increase in net assets from capital transactions         $31,238,163
--------------------------------------------------------------------------------


Net increase in net assets                                   $31,508,862
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                                       $        --
--------------------------------------------------------------------------------

At end of period                                             $31,508,862
--------------------------------------------------------------------------------


* For the period from the start of business, April 10, 1997, to August 31, 1997.

                       See notes to financial statements

Worldwide Developing Resources Portfolio as of August 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data  (Expressed in United States Dollars)


                                                           For the Period Ended
                                                             August 31, 1997*
-------------------------------------------------------------------------------
Ratios to average daily net assets
-------------------------------------------------------------------------------
Expenses                                                                 1.19%+
Net expenses, after custodian fee reduction                              1.15%+
Net investment loss                                                     (0.81)%+
Portfolio Turnover                                                         63%
-------------------------------------------------------------------------------

Average commission rate (per share)/(1)/                         $     0.0325
-------------------------------------------------------------------------------

Net assets, end of period (000s omitted)                         $     31,509
-------------------------------------------------------------------------------

+     Annualized.
* For the period from the start of business, April 10, 1997, to August 31, 1997.
/(1)/ Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.

                       See notes to financial statements

Worldwide Developing Resources Portfolio as of August 31, 1997

NOTES TO FINANCIAL STATEMENTS
(Expressed in United States Dollars)

1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Worldwide Developing Resources Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Investment operations began on April 10, 1997, with the acquisition of net assets of $26,141,520 in exchange for an interest in the Portfolio by one of the Portfolio's investors. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- Securities listed on securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there has been no sale, at the mean between the closing bid and asked prices. Unlisted securities are valued at the mean between the latest bid and asked prices. Options and financial futures contracts are valued at the last sale price, as quoted on the principal exchange or board of trade on which such options or contracts are traded or, in the absence of a sale, the mean between the last bid and asked prices. Short term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates the value. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

  B Income Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  C Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit an amount ("initial margin") either of cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. When the Portfolio enters into a closing transaction, the Portfolio will realize for book purposes a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuation in foreign currency exchange rates are not separately disclosed.

  E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

Worldwide Developing Resources Portfolio as of August 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D
(Expressed in United States Dollars)


  F Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

  G Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Interest income is determined on the basis of interest accrued. Dividend income is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are determined on the identified cost basis.

  H Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of expense in the statement of operations.

2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 1997, the adviser fee was 0.75% (annualized) of average net assets.

  Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustee Deferred

  Compensation Plan. For the period ended August 31, 1997 no significant amounts have been deferred.

  Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.


3 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $120 million unsecured line of credit agreement with a group of banks. The Fund may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the $120 million line of credit is allocated among the participating funds and portfolios at the end of each quarter. The Fund did not have significant borrowings or allocated fees during the period ended August 31, 1997.


4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 1997, as computed on a federal income tax basis, are as follows:


    Aggregate cost                             $30,753,936
    -------------------------------------------------------
    Gross unrealized appreciation              $ 4,683,237

    Gross unrealized depreciation               (5,164,229)
    -------------------------------------------------------

    Net unrealized depreciation                $  (480,992)
    -------------------------------------------------------







5 Investment Transactions
  ------------------------------------------------------------------------------
  Purchases and sales of investments, other than short-term obligations, aggregated $9,365,660 and $8,881,923, respectively.

Worldwide Developing Resources Portfolio as of August 31, 1997

INDEPENDENT AUDITORS' REPORT


To the Trustees and Shareholders
of Worldwide Developing Resources Portfolio
-----------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Worldwide Developing Resources Portfolio (the Portfolio) as of August 31, 1997, and the related statement of operations, the statement of changes in net assets and the supplementary data for the period from April 10, 1997, (start of business) to August 31, 1997 (all expressed in United States Dollars). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of August 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Portfolio at August 31, 1997, and the results of its operations, the changes in its net assets and its supplementary data for the period from April 10, 1997, (start of business) to August 31, 1997 (all expressed in United States Dollars), in conformity with accounting principles generally accepted in the United States of America.

                         DELOITTE & TOUCHE
                         Grand Cayman, Cayman Islands
                         British West Indies
                         October 10, 1997

Worldwide Developing Resources Portfolio as of August 31, 1997

INVESTMENT MANAGEMENT


Worldwide Developing Resources Portfolio

Officers

James B. Hawkes
President and Trustee

M. Dozier Gardner
Vice President

William D. Burt
Vice President and Co-Portfolio Manager

Barclay Tittmann
Vice President and Co-Portfolio Manager

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant